Stockholders' Equity - Schedule of Restricted Stock Unit Activity (Details) - Restricted Stock Unit - $ / shares		3 Months Ended	12 Months Ended
	Jul. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Stock Units, Beginning Balance		13,913,076
Number of Restricted Stock Units, Granted	0	351,584	13,913,076
Number of Restricted Stock Units, Vested		(2,014,071)
Number of Restricted Stock Units, Forfeited		(347,189)
Number of Restricted Stock Units, Ending Balance		11,903,400	13,913,076
Weighted Average grant date fair value, Beginning Balance		$ 8.94
Weighted Average grant date fair value, Granted		46.89	$ 8.94
Weighted Average grant date fair value, Vested		4.83
Weighted Average grant date fair value, Forfeited		6.62
Weighted Average grant date fair value, Ending Balance		$ 10.83	$ 8.94